UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  April 30, 2010

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2010

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688

Fort Pitt Capital Total Return Fund

“Whatever there be of progress in life comes not through adaptation but through daring...”

Henry Miller

Dear Fellow Shareholder,

As of April 30, 2010 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $13.08 per share. Total return (including a $0.152 per share dividend) for the six months ended April 30, 2010 was 16.38%. This compares with a total return of 18.10% for the unmanaged Wilshire 5000 Index for the same period. Total return for the twelve month period ended April 30, 2010 was 36.39%, compared to 41.32% for the Wilshire 5000. Over the five year period ended April 30, 2010, the Fund’s annualized return was 1.79% while the Wilshire 5000 Index’s annualized return was 3.76%. Since inception on December 31, 2001, the Fund has produced a total return of 5.47% annualized (55.87% cumulative), compared to 3.63% annualized (34.60% cumulative) for the Wilshire 5000.  The total annual gross operating expense ratio for the fund is 2.25%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for one hundred and eighty days or less. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower.

As we approach the second anniversary of the 2008 financial crisis and economic crash, a reckoning and reassessment seems in order. The numbers above show that 5-year stock market returns have swung back to positive territory. This news, coupled with several quarters of growth in U.S. Gross Domestic Product (GDP), has fostered a sense of stability within the U.S. economy.  At the same time, however, a feeling of fragility remains. Market participants recognize that Federal spending and money creation are no substitute for robust capital spending and private sector risk-taking, of which we’ve had precious little over the past 18 months. Investors know that borrowing from the future in order to pad today’s economic numbers is no solution. As we’ve stated in previous letters, our collective unwillingness to allow winners and losers risks making low-grade losers of us all. We could end up looking like Japan.

With this caveat, the performance of corporate America over the past 18 months has been impressive. Productivity and profit growth continue to surprise to the upside. Continued application of systems and software to the problems of foreign competition and rising social costs (the recently passed health care bill is one example) have allowed firms within the S&P 500 to bring profit margins back to pre-crash levels. This trend, more than anything else, accounts for the dramatic improvement in share values over the past year or so. We said in our last shareholder letter that earnings growth would likely be harder to come by in an economy lacking its main consumer engine, but this has turned out not to be the case. Consumers have been willing to open their wallets more than expected, and savings rates have once again retreated to low levels, but most of the credit for the strong earnings recovery goes to the adaptability of U.S. businesses.

This adaptability obviously has a face; fifteen million Americans are currently unemployed. In addition, small businesses remain extremely cautious and unwilling to expand, partly due to a

Fort Pitt Capital Total Return Fund

reluctance on the part of banks to open the credit spigots. Ongoing healing and capital generation within the banking system will be necessary to avoid another downturn. A critical factor in this process is stable home prices. Policymakers are currently testing the durability of the housing recovery by removing some key subsidies. We’ll know very shortly if the housing market can stand on its own. Our guess is that the overall U.S. economy is in for a steady diet of both halting recoveries and sudden missteps, all within a broader deflationary environment.

We’ve adapted to low-grade deflation by steering our portfolio in large part toward bigger companies in relatively stable industries, many with relatively unleveraged balance sheets and generous dividends. Most of the risk in our portfolio comes from our exposure to industrial businesses, which are, in turn, tethered to trends in infrastructure spending, both foreign and domestic. Continued growth in developing markets, including China, will be key to the success of this part of the portfolio. The Chinese have recently attempted to cool property speculation by clamping down on bank lending, causing U.S. cyclical stocks to retreat more than the overall market. This risk is one we’re prepared to embrace, however, as part of the price of potential future growth. As Henry Miller so deftly put it, adaptability will carry you only so far.

Thank you for your continued interest in our Fund.

Charles A. Smith
Portfolio Manager

Mutual Fund investing involves risk; principal loss is possible. The Fund may also invest in fixed income securities. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. A complete list of the Fund’s holdings as of April 30, 2010 is available in this report.

The Wilshire 5000 Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fort Pitt Capital Total Return Fund

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS
April 30, 2010 (Unaudited)

EXPENSE EXAMPLE
April 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  Additionally, you will be charged a 2% redemption fee on the redemption or exchange of Fund shares held for 180 days or less.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment funds as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying investment funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying investment funds are expected to vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
April 30, 2010 (Unaudited)

account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/09	4/30/10	11/1/09 – 4/30/10
Actual	$1,000.00	$1,163.80	$6.65
Hypothetical (5% return
before expenses)	1,000.00	1,018.65	6.21

*	Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

COMMON STOCKS – 85.7%	Shares	Value
Apparel Manufacturing – 3.1%
VF Corporation	12,150	$1,050,003

Chemical Manufacturing – 6.6%
Allergan, Inc.	16,950	1,079,546
Amgen, Inc. (a)	11,300	648,168
Pfizer, Inc.	31,595	528,268
		2,255,982
Computer and Electronic Product Manufacturing – 12.5%
Dell, Inc. (a)	18,000	291,240
EMC Corporation (a)	30,000	570,300
Medtronic, Inc.	22,900	1,000,501
SanDisk Corporation (a)	37,000	1,475,930
Spectrum Control, Inc. (a)	27,399	380,846
Texas Instruments, Inc.	20,000	520,200
		4,239,017
Credit Intermediation and Related Activities – 7.0%
Bank Of New York Mellon Corporation	16,300	507,419
FNB Corporation	48,700	453,884
PNC Financial Services Group, Inc.	21,500	1,445,015
		2,406,318
Electrical Equipment, Appliance, and
Component Manufacturing – 2.5%
General Electric Company	45,400	856,244

Insurance Carriers and Related Activities – 7.7%
Arthur J. Gallagher & Company	30,000	788,100
Erie Indemnity Company – Class A	15,300	708,543
Loews Corporation	30,000	1,117,200
		2,613,843
Machinery Manufacturing – 6.3%
Ingersoll-Rand PLC	25,000	924,500
Joy Global, Inc.	21,750	1,235,618
		2,160,118
Miscellaneous Manufacturing – 1.6%
Cynosure, Inc. (a)	43,800	551,880

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

COMMON STOCKS – 85.7% (Continued)	Shares	Value
Paper Manufacturing – 1.9%
Kimberly-Clark Corp.	10,750	$658,545

Pipeline Transportation – 1.1%
El Paso Corporation	30,000	363,000

Primary Metal Manufacturing – 1.6%
Alcoa, Inc.	7,000	94,080
Matthews International Corporation – Class A	13,000	455,000
		549,080
Professional, Scientific, and Technical Services – 0.9%
Opnet Technologies, Inc.	20,000	321,200

Publishing Industries (except Internet) – 6.3%
CA, Inc.	40,000	912,400
Microsoft Corporation	40,600	1,239,924
		2,152,324
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.3%
The Charles Schwab Corporation	40,000	771,600

Support Activities for Mining – 0.7%
Hercules Offshore, Inc. (a)	59,100	234,036

Telecommunications – 13.5%
AT&T, Inc.	55,000	1,433,300
Comcast Corporation – Class A	60,400	1,192,296
Consolidated Communications Holdings, Inc.	33,185	615,582
Telefonos de Mexico SAB de CV – ADR	20,000	307,000
Verizon Communications, Inc.	32,600	941,814
Windstream Corporation	10,339	114,246
		4,604,238
Transportation Equipment Manufacturing – 6.5%
The Boeing Company	15,200	1,100,936
Honeywell International, Inc.	23,650	1,122,665
		2,223,601

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

COMMON STOCKS – 85.7% (Continued)	Shares	Value
Utilities – 3.6%
BP PLC – ADR	6,100	$318,115
FirstEnergy Corp.	24,100	912,667
		1,230,782
TOTAL COMMON STOCKS
(Cost $26,497,494)		29,241,811

EXCHANGE TRADED FUNDS – 4.4%
iShares iBoxx Investment Grade Corporate Bond Fund	8,300	890,673
iShares MSCI Japan Index Fund	60,000	623,400
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,542,549)		1,514,073

SHORT-TERM INVESTMENTS – 9.8%
Money Market Funds – 1.0%
AIM Liquid Assets Portfolio – Institutional Class
0.15% (b)	346,940	346,940

	Principal
	Amount
U.S. Treasury Bills – 8.8%
United States Treasury Bill
0.08%, 07/01/2010 (c)	$3,000,000	2,999,301
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,346,526)		3,346,241
Total Investments (Cost $31,386,569) – 99.9%		34,102,125
Other Assets in Excess of Liabilities – 0.1%		30,627
TOTAL NET ASSETS – 100.0%		$34,132,752

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of April 30, 2010.
(c)	Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

ASSETS
Investments, at market value (cost $31,386,569)	$34,102,125
Receivable for Fund shares sold	26,700
Dividends and interest receivable	56,278
Prepaid expenses	28,359
Total assets	34,213,462

LIABILITIES
Payable to Investment Advisor	7,149
Payable for Fund shares redeemed	33,487
Payable to Chief Compliance Officer	3,378
Accrued expenses	36,696
Total liabilities	80,710

NET ASSETS	$34,132,752

COMPONENTS OF NET ASSETS
Paid in capital	$33,294,817
Undistributed net investment income	121,283
Accumulated net realized loss on investments	(1,998,904)
Net unrealized appreciation on investments	2,715,556
Total net assets	$34,132,752
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,610,401
Net Asset Value, Redemption Price and Offering Price Per Share	$13.08

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends*	$364,901
Interest	1,757
Total investment income	366,658

Expenses
Advisory fees (See Note 4)	160,360
Transfer agent fees and expenses	29,891
Trustee & Officer fees (See Note 5)	33,138
Administration fees	23,146
Legal fees	26,088
Fund accounting fees	16,826
Registration fees	11,345
Insurance fees	9,359
Audit fees	8,438
Custody fees	2,874
Shareholder reporting	5,141
Other	4,351
Total expenses before waiver and reimbursement of expense	330,957
Less: waiver of expenses and reimbursement from Advisor	(132,111)
Net expenses	198,846
Net investment income	167,812

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	478,197
Change in unrealized appreciation on investments	4,228,078
Net realized and unrealized gain on investments	4,706,275
Net increase in net assets resulting from operations	$4,874,087

*	Net of foreign taxes withheld of $400.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
OPERATIONS
Net investment income	$167,812	$429,625
Net realized gain (loss) on investments	478,197	(1,542,707)
Change in unrealized appreciation on investments	4,228,078	3,903,037
Net increase in net assets resulting from operations	4,874,087	2,789,955

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(399,970)	(399,664)
Total distributions	(399,970)	(399,664)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,181,718	1,697,498
Proceeds from shares issued in reinvestment of dividends	398,774	397,447
Cost of shares redeemed *	(2,241,798)	(3,925,283)
Net decrease in net assets resulting
from capital share transactions	(661,306)	(1,830,338)

Total increase in net assets	3,812,811	559,953

NET ASSETS
Beginning of period	30,319,941	29,759,988

End of period	$34,132,752	$30,319,941

Undistributed net investment income	$121,283	$353,441

CHANGES IN SHARES OUTSTANDING
Shares sold	93,998	169,241
Shares issued in reinvestment of dividends	32,794	41,531
Shares redeemed	(181,112)	(385,989)
Net decrease in Fund shares outstanding	(54,320)	(175,217)
Shares outstanding, beginning of period	2,664,721	2,839,938
Shares outstanding, end of period	2,610,401	2,664,721

*	Net of redemption fees of $1,473 and $780, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	For the
	Six Months
	Ended
	April 30, 2010		For the Year Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value,
beginning of period	$11.38		$10.48	$17.53	$16.61	$15.24	$13.36
Income (loss) from
investment operations:
Net investment income	0.07		0.16	0.15	0.12	0.10	0.06
Net realized and unrealized
gain (loss) on investments	1.78		0.88	(6.66)	1.43	2.01	2.20
Total from
investment operations	1.85		1.04	(6.51)	1.55	2.11	2.26
Less dividends and distributions:
Dividends from
net investment income	(0.15)		(0.14)	(0.14)	(0.12)	(0.06)	—
Distributions from
net realized gains	—		—	(0.40)	(0.51)	(0.68)	(0.38)
Total dividends
and distributions	(0.15)		(0.14)	(0.54)	(0.63)	(0.74)	(0.38)
Redemption fees:	0.00	#	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of period	$13.08		$11.38	$10.48	$17.53	$16.61	$15.24
Total return1	16.38	%2	10.21%	(38.19%)	9.54%	14.38%	17.06%
Supplemental data and ratios:
Net assets, end of period	$34,132,752		$30,319,941	$29,759,988	$50,835,914	$41,837,711	$31,787,352
Ratio of net expenses to
average net assets:
Before expense
reimbursement
and waivers	2.06	%3	2.22%	1.88%	1.68%	1.80%	1.96%
After expense
reimbursement
and waivers	1.24	%3	1.24%	1.24%	1.36%	1.50%	1.50%
Ratio of net investment
income to average net assets:
Before expense
reimbursement
and waivers	0.23	%3	0.56%	0.36%	0.42%	0.41%	(0.04%)
After expense
reimbursement
and waivers	1.05	%3	1.54%	1.00%	0.73%	0.71%	0.42%
Portfolio turnover rate	4	%2	8%	14%	10%	11%	34%

#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2010 (Unaudited)

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the Fund) is a series of Fort Pitt Capital Funds, a statutory trust organized in the state of Delaware on August 17, 2001 (the Trust). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is traded. If no sale is reported at that time, the mean of the highest reported bid and lowest ask quotations at the close of the exchanges will be used. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision is required.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end October 31, 2009, or for any other tax years which are open for exam. As of October 31, 2009, open tax years include the tax years ended October 31, 2006 through 2009. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

(c)	Summary of Fair Value Exposure at April 30, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund’s assets carried at value.  The inputs of methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Fort Pitt Capital Total Return Fund
Investments in:
Common Stocks*	$29,241,811	$—	$—	$29,241,811
Exchange-Traded Funds	1,514,073	—	—	1,514,073
U.S. Treasury Bills	—	2,999,301	—	2,999,301
Money Market Funds	346,940	—	—	346,940
Total	$31,102,824	$2,999,301	$—	$34,102,125

* For detailed industry breakout. See the Schedule of Investments.

The Fund did not hold any investments during the reporting period which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.

(d)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.

(g)	Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  There were no reclassifications for the year ended October 31, 2009.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(h)	Tax Information

The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008 were as follows:

	2009	2008
Ordinary Income	$399,664	$ 403,404
Long Term Capital Gain	$ —	$1,144,246

As of October 31, 2009, the components of capital on a tax basis were as follows:

Cost of investments	$32,560,375
Gross unrealized appreciation	$3,646,510
Gross unrealized depreciation	(5,908,071)
Net unrealized depreciation	(2,261,561)
Undistributed ordinary income	353,441
Undistributed long-term capital gain	—
Total distributable earnings	353,441
Other accumulated losses	(1,728,062)
Total accumulated earnings/losses	$(3,636,182)

The difference between book basis and tax basis unrealized depreciation is due to wash sale deferrals for federal income tax purposes.

At October 31, 2009, the Fund had capital losses which may be carried forward to offset future capital gains as shown below:

Capital Losses Expiring in:

2016	$ 185,355
2017	$1,542,707

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Interest income is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(j)	Share Valuation

The net asset value (NAV) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on the redemption or exchange of shares held for 180 days or less.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2010, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$1,039,047
Sales	$1,135,697

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the Agreement) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through May 17, 2011, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to 1.24%.

For the six months ended April 30, 2010, the Fund incurred advisory fees of $160,360 and waived/reimbursed expenses of $132,111 for a net advisory fee of $28,249. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

October 31,
2010	2011	2012	2013
$149,386	$266,244	$273,165	$132,111

5. TRUSTEE & OFFICER FEES

Trustee and officer fees includes Chief Compliance Officer fees which totaled $8,199 for the six months ended April 30, 2010.

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

On December 3, 2009, Fort Pitt Capital Funds (the “Trust”) and its series, the Fort Pitt Capital Total Return Fund (the “Fund”) held an in-person meeting of its Board of Trustees (the “Board”).  At this meeting, the Board, including a majority of disinterested trustees, renewed for an additional year the May 17, 2004 Investment Advisory Agreement between the Trust and Fort Pitt Capital Group, Inc. (the “Adviser”).

As part of its decision on whether to renew the Investment Advisory Agreement through December 31, 2010, the Board analyzed the nature, extent and quality of the Adviser’s services.  The Board reviewed the value which the Adviser provided to the Trust’s shareholders, including: (a) the Adviser’s consistent use of a long-term, value-oriented approach even in uncertain economic times; (b) the Adviser’s willingness to subsidize the Fund by paying certain non-advisory costs (such as administrative, custodial and legal costs) in order to maintain a 1.24% expense ratio; (c) the Adviser’s decision to continue to retain and compensate experienced Adviser personnel to serve the Fund, including in the compliance area; and (d) the Adviser’s willingness to bear certain promotional expenses, in a fiscally responsible manner, even though the Fund’s 12b-1 Distribution Plan is not currently active.

The Board also engaged in a detailed discussion of the investment performance of the Fund and the Adviser.  The Board reviewed data showing that, in the last fiscal year, the Fund returned 10.21%.  While this rate of return trailed the Wilshire 5000® index’s return of 11.32% for the same period, the Fund exceeded the return of the S&P 500®, which returned 9.80% during the Fund’s last fiscal year.  The Board also noted that while the Fund’s five-year annualized performance trailed the same two benchmark indices, the Fund’s annualized returns from its inception were approximately 2 to 3 percent above of the same two indices.

The Board next studied the costs of the Adviser’s services and the profits that the Adviser expects to realize from its relationship with the Fund.  The Board reviewed peer-group fund data showing that the Fund’s 1% contractual advisory fee was equal to the peer-group median fee.  However, the Fund’s 0.023% net advisory fee was the lowest of the peer group, which had a 0.589% median.  Additionally, given the Fund’s 1.24% expense cap, the Fund ranked sixth of the twelve funds studied.  The Board recognized that given the expense cap, the Adviser continued to subsidize the Fund’s operations, providing an incentive to seek favorable long-term returns consistent with the Fund’s total-return investment strategy.

The Board then reviewed the extent to which economies of scale would be realized as the Fund grows, and whether Adviser fee levels would reflect these economies of scale for the benefit of Fund investors.  As in prior years, when these factors were considered, the Board acknowledged the Fund’s fee schedule, under which the Adviser is entitled to collect a 1% fee on Fund assets up to $100 million, 0.9% on assets between $100 million and $1 billion, and 0.8% on assets over $1 billion.  The Board agreed that while Fund assets are not yet at the point where reduced investment advisory fees apply, breakpoints with respect to investment advisory fees are in place to provide the Fund with economies of scale should Fund assets increase to the appropriate level.

The Board next compared the services which the Adviser proposed to render, and the amounts to be charged for those services, with those of other advisory contracts.  A significant portion of the Board’s comparative analysis was based upon a report supplied by the Fund’s administrator,

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

consistent with Section 15(c) of the Investment Company Act of 1940.  Among other things, the report identified a group of eleven other peer funds and contained certain performance and expense benchmarks designed to provide a basis for comparing and evaluating the Adviser’s and Fund’s performance against the peer group.

The Board also discussed how the Adviser’s proposed investment advisory fee under the Investment Advisory Agreement compared to fees charged to other accounts which the Adviser manages.  The Board noted that, while general investment strategies and decisions for the Fund and the separately managed accounts can be similar, the expenses and fees involved can be significantly different, particularly in light of periodic reporting, compliance and other regulatory requirements which are inherent in a mutual fund.  The difference in fees is tied largely to the expense of operating the Fund in the current regulatory environment, although as stated earlier, those Fund fees shall decrease as Fund assets grow and economies of scale apply.  The Board also noted that while the Adviser’s fee for managing the Fund might be higher than that charged to other clients, the Fund enabled investors with smaller amounts to invest to avail themselves of the Adviser’s total-return strategy.

The Board’s consensus was that the Adviser continued to earn its confidence, and that the Adviser added value in exchange for the fees it charged to manage the Fund.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania  15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL TO THE TRUST
Metz Lewis LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania  15222

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young LLP
One Commerce Square, Suite 2600
Philadelphia, Pennsylvania  19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2009 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)*    /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date   July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date   July 6, 2010

By (Signature and Title)*    /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date   July 6, 2010

* Print the name and title of each signing officer under his or her signature.